                                    FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                                SECTION 13(f) OF
            THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

          Report for the Calendar Year or Quarter Ended June 30, 2001

                (Please read instructions before preparing form)
                         If amended report check here:


Name of Institutional Investment Manager:
Capital Strategies Advisors, Inc.

Business Address:
Two Metroplex Dr., Ste. 111        Birmingham        AL          35209
Street                             City              State       Zip

Name, Phone Number and Title of Person Duly Authorized to Submit this Report:
J. Rainer Twiford, President

ATTENTION: Intentional misstatements or omissions of facts constitute Federal
           Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Birmingham and State of Alabama on the 18th day of July, 2001.

                                    Capital Strategies Advisors, Inc.
                                    (Name of Institutional Investment Manager)

                                    /s/ J. Rainer Twiford
                                    (Manual Signature of Person Duly Authorized
                                              to Submit this Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report).
(List in alphabetical order.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                        13F File No.:
1.  Highland Capital Holding Corporation
2.
3.
4.

Capital Strategies Advisors, Inc. is 100 percent owned by Highland Capital Holding Corporation.

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F INFORMATION TABLE

                                            Title of                 Current                Investment   Other    Voting Authority
Description                       Symbol     Class     CUSIP          Value       Shares    Discretion  Managers  Sole  Shared  None
-----------------                --------   -------- ---------   -------------  ----------  ----------  --------  ------------------
Abbott Laboratories              ABT        Common   002824100      307,200.00       6,400  Defined         1     Sole
Akai Hldgs Ltd Ord Isin #bmg01   AKHLF      Common   G0116L107       49,677.60  16,559,200  Defined         1     Sole
America Online Inc.              AOL        Common   00184A105      424,000.00       8,000  Defined         1     Sole
American Home Products Corp      AHP        Common   026609107      329,940.00       5,616  Defined         1     Sole
American International Group I   AIG        Common   026874107    1,208,162.12      14,212  Defined         1     Sole
American Medical Security Grou   AMS        Common   029595105      363,910.38      65,334  Defined         1     Sole
American Mineral Fields Inc      AFYNF      Common   023925100        6,517.00      19,000  Defined         1     Sole
AMR Corp. -- Common              AMR        Common   001765106    3,197,866.30      88,510  Defined         1     Sole
AmSouth Bancorporation           ASO        Common   032165102    3,080,230.61     166,589  Defined         1     Sole
AT&T                             T          Common   001957109    3,090,274.00     140,467  Defined         1     Sole
Avery Dennison Corp Delaware     AVY        Common   053611109      306,300.00       6,000  Defined         1     Sole
Bell South Corp Nfs Is A Speci   BLS        Common   079860102      343,865.53       8,539  Defined         1     Sole
Berkshire Hathaway Inc Del Cl    BRKA       Common   084670108      208,200.00           3  Defined         1     Sole
Blackrock Mun Targetterm Tr In   09247M402  Common   09247M402      550,000.00          22  Defined         1     Sole
Bp Amoco Plc Spon Adr Repsntg    BP         Common   055622104      844,359.30      16,938  Defined         1     Sole
Bristol Myers Squibb Co          BMY        Common   110122108    2,802,443.20      53,584  Defined         1     Sole
Carramerica Realty Corp 8.57%    CREPRB     Common   144418209      644,540.00      26,000  Defined         1     Sole
Chevron Corp Nfs Is A Speciali   CHV        Common   166751107      796,038.00       8,796  Defined         1     Sole
Cisco Systems Inc.               CSCO       Common   17275R102      598,780.00      32,900  Defined         1     Sole
Citigroup, Inc. Common           C          Common   172967101   11,170,534.52     211,403  Defined         1     Sole
Clear Channel Communications I   CCU        Common   184502102    2,159,826.90      34,447  Defined         1     Sole
Cobalt                           CBZ        Common   19074W100      397,593.00      56,799  Defined         1     Sole
Coca Cola Corporation            KO         Common   191216100      318,600.00       7,080  Defined         1     Sole
Colgate-Palmolive Confs Is A S   CL         Common   194162103      330,344.00       5,600  Defined         1     Sole
Comcast Corp Cl A Sp1 Non-Voti   CMCSK      Common   200300200      217,000.00       5,000  Defined         1     Sole
Compucredit Corp.                CCRT       Common   20478N100    2,168,010.00     196,200  Defined         1     Sole
Conoco Inc Cl B                  COCB       Common   208251405      312,351.20      10,808  Defined         1     Sole
Delta Airlines                   DAL        Common   247361108    4,243,846.08      96,276  Defined         1     Sole
Dole Foods                       DOL        Common   256605106    3,585,210.00     188,200  Defined         1     Sole
Du Pont E I De Nemours & Co      DD         Common   263534109      247,760.64       5,136  Defined         1     Sole
Eastman Kodak Co Nfs Is A Spec   EK         Common   277461109      398,133.72       8,529  Defined         1     Sole
El Paso Energy Corp              EPG        Common   28336L109      872,164.00      16,600  Defined         1     Sole
EMC Corp Mass Com                EMC        Common   268648102    3,807,765.00     130,180  Defined         1     Sole
Emerson Electric Co              EMR        Common   291011104      266,200.00       4,400  Defined         1     Sole
Energy Developments Ltd          Q3510X10   Common   Q3510X106      134,460.00      30,000  Defined         1     Sole
Exxon Mobil Corporation          XOM        Common   30231G102      751,384.70       8,602  Defined         1     Sole
Fomento Economico Mexico ADR     FMX        Common   344419106      256,860.00       6,000  Defined         1     Sole
Ford Motor Company               F          Common   345370860    4,744,066.55     193,241  Defined         1     Sole
Fortune Brands Inc               FO         Common   349631101      383,600.00      10,000  Defined         1     Sole

                                                                       Page two
                          FORM 13F INFORMATION TABLE

                                            Title of                 Current                Investment   Other    Voting Authority
Description                       Symbol     Class      CUSIP         Value       Shares    Discretion  Managers  Sole  Shared  None
-----------------                --------   --------  ---------  -------------  ----------  ----------  --------  ------------------
Freeport-Memoran Copper & Gold   FCXPRD     Common    35671D865     833,810.00     83,800   Defined         1     Sole
Gallaher Group Plc Spon Adr      GLH        Common    363595109     249,000.00     10,000   Defined         1     Sole
General Electric                 GE         Common    369604103   2,744,625.00     56,300   Defined         1     Sole
General Motors -- Common         GM         Common    370442105   1,733,717.70     26,942   Defined         1     Sole
General Motors Class H Common    GMH        Common    370442832     645,387.54     30,939   Defined         1     Sole
Grupo Financiero Banamexacciva   GFLOF      Common    P0701E195   8,034,653.00  3,113,000   Defined         1     Sole
Hanover Direct                   HNV        Common    410783104      53,040.00    442,000   Defined         1     Sole
Hibernia Corp Cl A               HIB        Common    428656102     427,200.00     24,000   Defined         1     Sole
Home Depot Inc.                  HD         Common    437076102     244,387.50      5,250   Defined         1     Sole
Industrias Penoles Sa De Cv Pr   IPOAF      Common    P55409141      79,695.00     69,000   Defined         1     Sole
Intel Corp.                      INTC       Common    458140100     272,025.00      9,300   Defined         1     Sole
International Business Machine   IBM        Common    459200101   2,134,796.00     18,892   Defined         1     Sole
Intrawest Corporation            IDR        Common    460915200   8,537,392.50    446,750   Defined         1     Sole
Johnson & Johnson Nfs Is A Spe   JNJ        Common    478160104     500,000.00     10,000   Defined         1     Sole
Kerry Group Plc                  KRYAF      Common    G52416107   3,020,440.40    262,100   Defined         1     Sole
Lamar Advertising Cocl A         LAMR       Common    512815101     220,000.00      5,000   Defined         1     Sole
Leap Wireless                    LWIN       Common    521863100  12,120,000.00    400,000   Defined         1     Sole
Maxtor                           MXO        Common    577729205     551,250.00    105,000   Defined         1     Sole
Merck & Co. -- Common            MRK        Common    589331107   2,681,024.50     41,950   Defined         1     Sole
Micron Technology Nfs Is A Spe   MU         Common    595112103   3,797,640.00     92,400   Defined         1     Sole
Microsoft Corp                   MSFT       Common    594918104     300,176.00      4,112   Defined         1     Sole
Morgan JP & Co Inc Nfs Is A S    JPM        Common    616880100     379,546.00      8,510   Defined         1     Sole
Morgan Stanley Dean Witter & C   MWD        Common    617446448     423,918.00      6,600   Defined         1     Sole
Murphy Oil Corp                  MUR        Common    626717102     211,820.80      2,878   Defined         1     Sole
Nippon Telegraph & Telephone S   NTT        Common    654624105   2,409,960.00     90,600   Defined         1     Sole
Orkla A/S Nok25 Ser A            ORKLF      Common    R67787102     583,640.72     32,240   Defined         1     Sole
Parkway Properties Inc           PKY        Common    70159Q104     565,762.50     16,050   Defined         1     Sole
Petrochina                       PTR        Common    71646e100   6,815,640.00    334,100   Defined         1     Sole
Pfizer Inc.                      PFE        Common    717081103     445,436.10     11,122   Defined         1     Sole
Regent Comm Inc Del              RGCI       Common    758865109     479,600.00     40,000   Defined         1     Sole
Sabre Group Holdings Class A     TSG        Common    785905100   2,286,600.00     45,732   Defined         1     Sole
Saks Inc                         SKS        Common    79377W108     194,179.20     20,227   Defined         1     Sole
SAP AG DEM5                      SAPGF      Common    D66992104     417,855.18      3,030   Defined         1     Sole
Sealed Air Corp.                 SEE        Common    81211K100     472,814.25     12,693   Defined         1     Sole
Signet Group Plc Spons Adr       SIGY       Common    82668L872     452,400.00     12,000   Defined         1     Sole
Sinclair Broadcast Group Inc C   SBGI       Common    829226109     146,496.90     14,223   Defined         1     Sole
Sun Microsystems Inc.            SUNW       Common    866810104   2,818,281.60    179,280   Defined         1     Sole

                                                                      Page three

                           FORM 13F INFORMATION TABLE

                                         Title of                   Current                 Investment    Other     Voting Authority
        Description             Symbol    Class       CUSIP          Value        Shares    Discretion   Managers   Sole Shares None
        -----------             ------   --------   ---------   ---------------   -------   ----------   --------   ----------------
Swisscom American Depositary S    SCM     Common    871013108        777,510.00   32,600    Defined          1            Sole
Tci Pacific Common Inc SR Cum   TPACP     Common    872294202        774,000.00    6,450    Defined          1            Sole
Texaco, Inc.                       TX     Common    881694103        252,241.44    3,784    Defined          1            Sole
The Mony Group Inc.               MNY     Common    615337102      9,183,750.50  228,850    Defined          1            Sole
Trustmark Corp                   TRMK     Common    898402102      1,925,238.72   94,746    Defined          1            Sole
U S A Networks Inc Nfs Llc Is    USAI     Common    902984103        504,000.00   18,000    Defined          1            Sole
Union Planters Corp Nfs Is A S    UPC     Common    908068109        226,981.60    5,206    Defined          1            Sole
United Technologies Corp          UTX     Common    913017109        938,607.12   12,812    Defined          1            Sole
US Industries Inc. (holding Com   USI     Common    912080108        158,670.00   38,700    Defined          1            Sole
Veritas Software Corp            VRTS     Common    923436109      2,466,466.69   37,073    Defined          1            Sole
Viacom Inc C1 B Non-Voting Com   VIAB     Common    925524308      3,886,580.25   75,103    Defined          1            Sole
Wal-Mart Stores Inc               WMT     Common    931142103        287,920.00    5,900    Defined          1            Sole
Walgreens                         WAG     Common    931422109        369,893.64   10,734    Defined          1            Sole
Waste Management Inc.             WMI     Common    94106L109      2,215,958.00   71,900    Defined          1            Sole
                                                                ---------------
                                                                $148,170,043.70

Products offered by and investments made through NBC Securities, Inc. (1) are not FDIC insured, (2) are not deposits or other obligations of a bank or guaranteed by a bank, and (3) involve investment risks, including possible loss of principal amount invested. The accompanying data is provided to you for informational purposes only. Although it is derived from information which we believe to be accurate, we cannot guarantee its accuracy. There can be no assurance that past performance can be repeated in the future. This information is not intended to be used for any official tax purposes. The performance data included reinvestment of all income and capital gains. This performance is after the deduction of management fees and commissions if any. No implication or inference should be drawn that managed accounts will achieve similar investment performance in the future. These consolidated performance figures include all of your accounts with our firm.